Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial Expenses, Net [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31
	2012	2011	2010
Interest and exchange rate expenses on
long-term loans	126	166	159
Expenses on short-term credit and bank
charges	281	464	342
Effect of exchange rate differences on other
expenses and net loss (gain) from derivative
instruments	137	110	109
Other financing expenses (income), net	(1)	-	(1)

	543	740	609